	2ndVote Life Neutral Plus ETF
	Schedule of Investments
	September 30, 2021 (Unaudited)
		Shares	Value

	COMMON STOCKS - 97.2%
	Ireland - 3.2%
	Health Care Equipment & Supplies - 3.2%
	Medtronic PLC - ADR	3,962	$496,637

	United States - 94.0%
	Aerospace & Defense - 2.0%
	Raytheon Technologies Corp.	3,588	308,424
	Air Freight & Logistics - 2.3%
	FedEx Corp.	1,572	344,724
	Airlines - 1.7%
	Southwest Airlines Co. (a)	5,200	267,436
	Auto Components - 1.8%
	BorgWarner, Inc.	6,422	277,495
	Biotechnology - 6.5%
	Gilead Sciences, Inc.	6,143	429,088
	Regeneron Pharmaceuticals, Inc. (a)	942	570,080
	Total Biotechnology		999,168
	Capital Markets - 4.0%
	Bank of New York Mellon Corp.	6,102	316,328
	BlackRock, Inc.	352	295,208
	Total Capital Markets		611,536
	Communications Equipment - 4.6%
	Arista Networks, Inc. (a)	902	309,963
	Lumentum Holdings, Inc. (a)	4,623	386,206
	Total Communications Equipment		696,169
	Consumer Finance - 2.6%
	Discover Financial Services	3,221	395,700
	Electronic Equipment, Instruments & Components - 6.3%
	Amphenol Corp. - Class A	3,960	289,991
	II-VI, Inc. (a)	6,825	405,132
	Littelfuse, Inc.	1,001	273,543
	Total Electronic Equipment, Instruments & Components		968,666
	Food & Staples Retailing - 2.1%
	BJ’s Wholesale Club Holdings, Inc. (a)	5,780	317,438
	Food Products - 2.0%
	Hormel Foods Corp.	7,380	302,580
	Health Care Providers & Services - 4.9%
	CVS Health Corp.	5,583	473,773
	UnitedHealth Group, Inc.	720	281,333
	Total Health Care Providers & Sercies		755,106
	Hotels, Restaurants & Leisure - 4.1%
	Chipotle Mexican Grill, Inc. (a)	342	621,592
	Household Durables - 3.5%
	iRobot Corp. (a)	3,440	270,040
	PulteGroup, Inc.	5,661	259,953
	Total Household Durables		529,993
	Household Products - 1.5%
	Kimberly-Clark Corp.	1,743	230,843
	Industrial Conglomerates - 2.6%
	Honeywell International, Inc.	1,840	390,595
	Insurance - 3.7%
	Lincoln National Corp.	8,342	573,512
	Media - 4.6%
	Charter Communications, Inc. - Class A (a)	381	277,200
	Interpublic Group of Cos.	11,540	423,172
	Total Media		700,372
	Metals & Mining - 2.9%
	Steel Dynamics, Inc.	7,552	441,641
	Oil, Gas & Consumable Fuels - 4.0%
	Diamondback Energy, Inc.	4,161	393,922
	Phillips 66	3,001	210,160
	Total Oil, Gas & Consumable Fuels		604,082
	Professional Services - 2.6%
	Jacobs Engineering Group, Inc.	2,986	395,735
	Real Estate Investment Trusts (REITs) - 3.9%
	Equinix, Inc.	374	295,509
	Public Storage	994	295,317
	Total Real Estate Investment Trusts (REITs)		590,826
	Semiconductors & Semiconductor Equipment - 3.6%
	Lam Research Corp.	961	546,953
	Software - 8.9%
	Fortinet, Inc. (a)	2,062	602,187
	ServiceNow, Inc. (a)	1,205	749,835
	Total Software		1,352,022
	Specialty Retail - 7.3%
	Home Depot, Inc.	1,886	619,098
	O’Reilly Automotive, Inc. (a)	820	501,069
	Total Specialty Retail		1,120,167
	Total United States		14,342,775
	TOTAL COMMON STOCKS (Cost $14,055,227)		14,839,412

	SHORT-TERM INVESTMENTS - 2.8%
	Money Market Funds - 2.8%
	First American Government Obligations Fund, Class X 0.03% (b)	423,915	423,915
	TOTAL SHORT-TERM INVESTMENTS (Cost $423,915)		423,915

	Total Investments (Cost $14,479,142) - 100.0%		15,263,327
	Other Assets in Excess of Liabilities - 0.0%		1,241
	TOTAL NET ASSETS - 100.0%		$15,264,568

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at September 30, 2021.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive
	property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service
	mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing
	business as U.S. Bank Global Fund Services (“Fund Services”).